SCHEDULE OF SHARES AUTHORIZED, ISSUED AND OUTSTANDING (Details) - Youlife International Holdings Inc [Member] - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Number of Series C+ preferred share of US$0.0001 each	59,713,921	59,713,921	59,713,921
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Series C Preferred Stock [Member] | RMB Share [Member]
Class of Stock [Line Items]
Shares issued and fully paid	59,713,921	59,713,921	59,713,921
Series C Plus Preferred Stock [Member]
Class of Stock [Line Items]
Number of Series C+ preferred share of US$0.0001 each	61,264,889	61,264,889	61,264,889
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Series C Plus Preferred Stock [Member] | RMB Share [Member]
Class of Stock [Line Items]
Shares issued and fully paid	61,264,889	61,264,889	61,264,889
Nominal Value of Series C Preferred Stock [Member] | RMB Share [Member]
Class of Stock [Line Items]
Shares issued and fully paid	41,685	41,685	41,685
Nominal Value of Series C+ Preferred Stock [Member] | RMB Share [Member]
Class of Stock [Line Items]
Shares issued and fully paid	39,573	39,573	39,573